Expense Example - AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 432
Expense Example, with Redemption, 3 Years	568
Expense Example, with Redemption, 5 Years	717
Expense Example, with Redemption, 10 Years	1,149
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	235
Expense Example, with Redemption, 3 Years	436
Expense Example, with Redemption, 5 Years	759
Expense Example, with Redemption, 10 Years	1,469
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	308
Expense Example, with Redemption, 3 Years	446
Expense Example, with Redemption, 5 Years	596
Expense Example, with Redemption, 10 Years	1,034
Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	236
Expense Example, with Redemption, 5 Years	415
Expense Example, with Redemption, 10 Years	936
Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	150
Expense Example, with Redemption, 5 Years	267
Expense Example, with Redemption, 10 Years	609
Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	112
Expense Example, with Redemption, 5 Years	201
Expense Example, with Redemption, 10 Years	$ 461